EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.22%
107,276	Alcoa Corp	$ 4,565,667
29,947	Ashland Inc	3,075,856
52,162	Avient Corp	2,146,988
133,357	Axalta Coating Systems Ltd(a)	4,039,384
33,730	Cabot Corp	2,585,067
90,789	Chemours Co	2,718,223
312,427	Cleveland-Cliffs Inc(a)	5,726,787
70,840	Commercial Metals Co	3,464,076
21,593	Ingevity Corp(a)	1,544,331
56,012	MP Materials Corp(a)	1,578,978
4,071	NewMarket Corp	1,485,834
74,524	Olin Corp	4,136,082
35,585	Reliance Steel & Aluminum Co	9,136,093
39,747	Royal Gold Inc	5,155,583
78,273	RPM International Inc	6,828,537
25,231	Sensient Technologies Corp	1,931,685
137,219	United States Steel Corp	3,581,416
106,913	Valvoline Inc	3,735,540
20,853	Westlake Corp	2,418,531
		69,854,658
Communications — 2.42%
2,879	Cable One Inc	2,021,058
34,997	Calix Inc(a)	1,875,489
89,737	Ciena Corp(a)	4,712,987
134,521	Frontier Communications Parent Inc(a)	3,063,043
76,090	Iridium Communications Inc	4,712,254
99,400	New York Times Co Class A	3,864,672
22,785	Nexstar Media Group Inc	3,934,058
137,143	TEGNA Inc	2,319,088
62,877	TripAdvisor Inc(a)	1,248,737
26,615	World Wrestling Entertainment Inc Class A(b)	2,428,885
29,008	Ziff Davis Inc(a)	2,264,075
		32,444,346
Consumer, Cyclical — 15.50%
56,979	Adient PLC(a)	2,333,860
157,738	Aramark	5,647,020
46,928	Autoliv Inc	4,381,198
20,623	AutoNation Inc(a)	2,770,906
81,892	BJ's Wholesale Club Holdings Inc(a)	6,229,524
47,719	Boyd Gaming Corp	3,059,742
43,806	Brunswick Corp	3,592,092
77,713	Capri Holdings Ltd(a)	3,652,511
23,550	Carter's Inc	1,693,716
22,587	Casey's General Stores Inc	4,889,182
16,816	Choice Hotels International Inc	1,970,667
19,956	Churchill Downs Inc	5,129,690
21,157	Columbia Sportswear Co	1,909,208
37,408	Crocs Inc(a)	4,729,868
Shares		Fair Value
Consumer, Cyclical — (continued)
79,369	Dana Inc	$ 1,194,504
16,046	Deckers Outdoor Corp(a)	7,213,479
36,233	Dick's Sporting Goods Inc	5,141,100
23,062	FirstCash Holdings Inc	2,199,423
33,653	Five Below Inc(a)	6,931,508
47,383	Foot Locker Inc	1,880,631
25,416	Fox Factory Holding Corp(a)	3,084,740
151,653	GameStop Corp Class A(a)(b)	3,491,052
129,665	Gap Inc	1,301,837
141,801	Gentex Corp	3,974,682
169,920	Goodyear Tire & Rubber Co(a)	1,872,518
80,218	Harley-Davidson Inc	3,045,878
48,094	Hilton Grand Vacations Inc(a)	2,136,816
197,638	JetBlue Airways Corp(a)	1,438,805
50,297	KB Home	2,020,934
66,951	Kohl's Corp	1,576,027
35,836	Lear Corp	4,998,764
79,461	Leggett & Platt Inc	2,533,217
56,507	Light & Wonder Inc(a)	3,393,245
16,547	Lithia Motors Inc	3,788,105
163,365	Macy's Inc	2,857,254
23,115	Marriott Vacations Worldwide Corp	3,117,289
214,009	Mattel Inc(a)	3,939,906
29,025	MSC Industrial Direct Co Inc Class A	2,438,100
12,094	Murphy USA Inc	3,120,857
65,990	Nordstrom Inc(b)	1,073,657
35,184	Ollie's Bargain Outlet Holdings Inc(a)	2,038,561
19,168	Papa John's International Inc	1,436,258
93,108	Penn Entertainment Inc(a)	2,761,583
32,919	Polaris Inc	3,641,829
39,233	PVH Corp	3,498,014
11,571	RH(a)	2,818,117
24,656	Scotts Miracle-Gro Co	1,719,509
80,975	Skechers USA Inc Class A(a)	3,847,932
66,599	Taylor Morrison Home Corp(a)	2,548,078
103,486	Tempur Sealy International Inc	4,086,662
40,484	Texas Roadhouse Inc	4,374,701
32,396	Thor Industries Inc	2,580,017
63,651	Toll Brothers Inc	3,820,970
83,860	Topgolf Callaway Brands Corp(a)	1,813,053
48,663	Travel + Leisure Co	1,907,590
117,226	Under Armour Inc Class A(a)	1,112,475
119,445	Under Armour Inc Class C(a)	1,018,866
98,276	Univar Solutions Inc(a)	3,442,608
49,940	Victoria's Secret & Co(a)	1,705,451
16,904	Visteon Corp(a)	2,651,054
20,168	Watsco Inc	6,416,651
104,755	Wendy's Co	2,281,564
40,447	Williams-Sonoma Inc	4,920,782
17,992	Wingstop Inc	3,302,971
53,404	Wyndham Hotels & Resorts Inc	3,623,461

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
53,015	YETI Holdings Inc(a)	$ 2,120,600
		207,242,869
Consumer, Non-Cyclical — 16.19%
54,990	Acadia Healthcare Co Inc(a)	3,973,027
19,675	Amedisys Inc(a)	1,447,096
63,259	Arrowhead Pharmaceuticals Inc(a)	1,606,779
29,894	ASGN Inc(a)	2,471,337
15,062	Avis Budget Group Inc(a)	2,934,078
41,858	Azenta Inc(a)	1,867,704
81,066	BellRing Brands Inc(a)	2,756,244
5,800	Boston Beer Co Inc Class A(a)	1,906,460
28,553	Brink's Co	1,907,340
60,566	Bruker Corp	4,775,023
24,833	Celsius Holdings Inc(a)	2,307,979
9,008	Chemed Corp	4,844,052
2,830	Coca-Cola Consolidated Inc	1,514,276
218,980	Coty Inc Class A(a)	2,640,899
97,172	Darling Ingredients Inc(a)	5,674,845
60,100	Encompass Health Corp	3,251,410
28,722	Enovis Corp(a)	1,536,340
98,479	Envista Holdings Corp(a)	4,025,821
28,339	Euronet Worldwide Inc(a)	3,171,134
194,148	Exelixis Inc(a)	3,768,413
115,639	Flowers Foods Inc	3,169,665
20,786	FTI Consulting Inc(a)	4,102,117
46,392	Globus Medical Inc Class A(a)	2,627,643
2,288	Graham Holdings Co Class B	1,363,282
18,854	Grand Canyon Education Inc(a)	2,147,471
52,630	Grocery Outlet Holding Corp(a)	1,487,324
71,596	GXO Logistics Inc(a)	3,612,734
93,748	H&R Block Inc	3,304,617
30,395	Haemonetics Corp(a)	2,515,186
81,526	Halozyme Therapeutics Inc(a)	3,113,478
50,952	HealthEquity Inc(a)	2,991,392
14,747	Helen of Troy Ltd(a)	1,403,472
97,010	Hertz Global Holdings Inc(a)(b)	1,580,293
12,407	ICU Medical Inc(a)	2,046,659
29,808	Inari Medical Inc(a)	1,840,346
39,602	Ingredion Inc	4,028,711
21,368	Insperity Inc	2,597,280
44,663	Integra LifeSciences Holdings Corp(a)	2,564,103
38,177	Jazz Pharmaceuticals PLC(a)	5,586,440
25,496	John Wiley & Sons Inc Class A	988,480
11,836	Lancaster Colony Corp	2,401,288
41,452	Lantheus Holdings Inc(a)	3,422,277
32,899	LivaNova PLC(a)	1,433,738
30,272	ManpowerGroup Inc	2,498,348
29,321	Masimo Corp(a)	5,410,897
15,142	Medpace Holdings Inc(a)	2,847,453
129,675	Neogen Corp(a)	2,401,581
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
58,286	Neurocrine Biosciences Inc(a)	$ 5,899,709
27,008	Omnicell Inc(a)	1,584,559
101,362	Option Care Health Inc(a)	3,220,271
53,406	Patterson Cos Inc	1,429,679
24,961	Paylocity Holding Corp(a)	4,961,748
23,027	Penumbra Inc(a)	6,417,395
94,385	Performance Food Group Co(a)	5,695,191
80,939	Perrigo Co PLC	2,903,282
28,449	Pilgrim's Pride Corp(a)	659,448
32,671	Post Holdings Inc(a)	2,936,143
46,246	Progyny Inc(a)	1,485,421
32,093	QuidelOrtho Corp(a)	2,859,165
82,343	R1 RCM Inc(a)	1,235,145
31,308	Repligen Corp(a)	5,271,015
93,253	Service Corp International	6,413,941
21,867	Shockwave Medical Inc(a)	4,741,422
60,371	Sotera Health Co(a)	1,081,245
65,065	Sprouts Farmers Market Inc(a)	2,279,227
29,631	STAAR Surgical Co(a)	1,894,902
61,538	Syneos Health Inc(a)	2,191,984
65,289	Tenet Healthcare Corp(a)	3,879,472
27,634	United Therapeutics Corp(a)	6,188,911
123,908	US Foods Holding Corp(a)	4,577,161
26,431	WEX Inc(a)	4,860,397
		216,533,365
Energy — 3.96%
205,932	Antero Midstream Corp	2,160,227
167,046	Antero Resources Corp(a)	3,857,092
120,309	ChampionX Corp	3,263,983
25,158	Chord Energy Corp	3,386,267
103,355	CNX Resources Corp(a)	1,655,747
58,145	DT Midstream Inc	2,870,619
258,268	Equitrans Midstream Corp	1,492,789
81,326	HF Sinclair Corp	3,934,552
67,750	Matador Resources Co	3,228,288
88,084	Murphy Oil Corp	3,257,346
238,158	NOV Inc	4,408,305
68,770	PBF Energy Inc Class A	2,981,867
55,650	PDC Energy Inc	3,571,617
146,010	Range Resources Corp	3,864,885
665,760	Southwestern Energy Co(a)	3,328,800
52,885	SunPower Corp(a)(b)	731,928
128,207	Sunrun Inc(a)	2,583,371
36,322	Valaris Ltd(a)	2,363,109
		52,940,792
Financial — 20.80%
22,726	Affiliated Managers Group Inc	3,236,637
53,508	Agree Realty Corp REIT	3,671,184
42,330	American Financial Group Inc	5,143,095
283,666	Annaly Capital Management Inc REIT	5,420,857

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
90,357	Apartment Income Corp REIT	$ 3,235,684
92,424	Associated Banc-Corp	1,661,784
24,596	Bank of Hawaii Corp	1,280,960
66,397	Bank OZK	2,270,777
41,362	Brighthouse Financial Inc(a)	1,824,478
181,355	Brixmor Property Group Inc REIT	3,902,760
109,549	Cadence Bank	2,274,237
45,058	Cathay General Bancorp	1,555,402
70,322	CNO Financial Group Inc	1,560,445
126,765	Columbia Banking System Inc	2,715,306
69,042	Commerce Bancshares Inc	4,028,601
69,325	Corporate Office Properties Trust REIT	1,643,696
93,085	Cousins Properties Inc REIT(b)	1,990,157
136,159	CubeSmart REIT	6,293,269
38,984	Cullen/Frost Bankers Inc	4,106,575
108,056	Douglas Emmett Inc REIT	1,332,330
85,456	East West Bancorp Inc	4,742,808
26,377	EastGroup Properties Inc REIT	4,360,646
45,201	EPR Properties REIT	1,722,158
64,651	Essent Group Ltd	2,589,273
21,441	Evercore Inc Class A	2,473,863
51,236	Federated Hermes Inc	2,056,613
62,399	First American Financial Corp	3,473,128
77,873	First Financial Bankshares Inc	2,484,149
325,346	First Horizon Corp	5,784,652
79,960	First Industrial Realty Trust Inc REIT	4,253,872
210,647	FNB Corp	2,443,505
102,957	Fulton Financial Corp	1,422,866
66,580	Glacier Bancorp Inc	2,797,026
51,230	Hancock Whitney Corp	1,864,772
21,355	Hanover Insurance Group Inc	2,744,118
230,413	Healthcare Realty Trust Inc REIT	4,453,883
62,715	Highwoods Properties Inc REIT	1,454,361
113,682	Home BancShares Inc	2,468,036
133,766	Independence Realty Trust Inc REIT	2,144,269
62,371	Interactive Brokers Group Inc Class A	5,149,350
32,453	International Bancshares Corp	1,389,637
80,205	Janus Henderson Group PLC	2,136,661
110,727	Jefferies Financial Group Inc	3,514,475
28,773	Jones Lang LaSalle Inc(a)	4,186,184
38,672	Kemper Corp	2,113,812
62,768	Kilroy Realty Corp REIT	2,033,683
13,030	Kinsale Capital Group Inc	3,910,954
131,540	Kite Realty Group Trust REIT	2,751,817
52,908	Lamar Advertising Co REIT Class A	5,284,980
Shares		Fair Value
Financial — (continued)
51,535	Life Storage Inc REIT	$ 6,755,723
127,929	Macerich Co REIT	1,356,047
360,885	Medical Properties Trust Inc REIT(b)	2,966,475
177,689	MGIC Investment Corp	2,384,586
108,363	National Retail Properties Inc REIT	4,784,226
51,943	National Storage Affiliates Trust REIT	2,170,179
63,588	Navient Corp	1,016,772
410,098	New York Community Bancorp Inc	3,707,286
176,005	Old National Bancorp	2,537,992
171,281	Old Republic International Corp	4,276,887
141,556	Omega Healthcare Investors Inc REIT	3,880,050
71,067	PacWest Bancorp	691,482
135,863	Park Hotels & Resorts Inc REIT	1,679,267
140,308	Physicians Realty Trust REIT	2,094,798
45,992	Pinnacle Financial Partners Inc	2,536,919
48,374	PotlatchDeltic Corp REIT	2,394,513
22,300	Primerica Inc	3,840,952
55,165	Prosperity Bancshares Inc	3,393,751
87,972	Rayonier Inc REIT	2,925,949
40,523	Reinsurance Group of America Inc	5,379,833
26,497	RenaissanceRe Holdings Ltd	5,308,409
114,513	Rexford Industrial Realty Inc REIT	6,830,700
24,323	RLI Corp	3,232,770
141,978	Sabra Health Care Inc REIT	1,632,747
61,846	SEI Investments Co	3,559,237
36,360	Selective Insurance Group Inc	3,466,199
145,701	SLM Corp	1,805,235
45,671	SouthState Corp	3,254,515
84,226	Spirit Realty Capital Inc REIT	3,355,564
186,710	Starwood Property Trust Inc REIT(b)	3,302,900
64,314	Stifel Financial Corp	3,800,314
87,661	Synovus Financial Corp	2,702,589
29,712	Texas Capital Bancshares Inc(a)	1,454,700
25,943	UMB Financial Corp	1,497,430
81,031	United Bankshares Inc	2,852,291
113,381	Unum Group	4,485,352
252,121	Valley National Bancorp	2,329,598
98,668	Vornado Realty Trust REIT	1,516,527
58,819	Voya Financial Inc	4,203,206
105,502	Webster Financial Corp	4,158,889
231,647	Western Union Co	2,582,864
36,575	Wintrust Financial Corp	2,668,146
		278,127,654
Industrial — 21.42%
19,430	Acuity Brands Inc	3,550,444

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
37,854	Advanced Drainage Systems Inc	$ 3,187,685
84,669	AECOM	7,139,290
37,539	AGCO Corp	5,075,273
39,544	AptarGroup Inc	4,673,705
35,239	Arrow Electronics Inc(a)	4,400,294
55,207	Avnet Inc	2,495,356
40,989	Axon Enterprise Inc(a)	9,216,377
26,345	Belden Inc	2,285,956
89,232	Builders FirstSource Inc(a)	7,922,017
31,355	Carlisle Cos Inc	7,088,425
25,243	Chart Industries Inc(a)	3,165,472
30,423	Clean Harbors Inc(a)	4,337,103
104,847	Cognex Corp	5,195,169
83,623	Coherent Corp(a)	3,184,364
23,161	Curtiss-Wright Corp	4,082,358
74,248	Donaldson Co Inc	4,851,364
22,182	Eagle Materials Inc	3,255,209
28,891	EMCOR Group Inc	4,697,388
39,603	Energizer Holdings Inc	1,374,224
24,442	EnerSys	2,123,521
31,759	Esab Corp	1,876,004
30,664	Exponent Inc	3,056,894
78,351	Flowserve Corp	2,663,934
85,450	Fluor Corp(a)	2,641,260
77,718	Fortune Brands Innovations Inc	4,564,378
21,637	GATX Corp	2,380,503
102,179	Graco Inc	7,460,089
15,098	Greif Inc Class A	956,760
50,806	Hexcel Corp	3,467,510
32,561	Hubbell Inc	7,922,417
50,097	ITT Inc	4,323,371
81,631	Jabil Inc	7,196,589
35,896	Kirby Corp(a)	2,501,951
97,430	Knight-Swift Transportation Holdings Inc	5,512,589
21,708	Landstar System Inc	3,891,376
19,553	Lennox International Inc	4,913,278
35,007	Lincoln Electric Holdings Inc	5,919,684
14,965	Littelfuse Inc	4,011,967
42,905	Louisiana-Pacific Corp	2,325,880
35,561	MasTec Inc(a)	3,358,381
122,817	MDU Resources Group Inc	3,743,462
34,945	Mercury Systems Inc(a)	1,786,388
32,670	Middleby Corp(a)	4,789,749
22,158	MSA Safety Inc	2,958,093
78,928	National Instruments Corp	4,136,616
21,487	Novanta Inc(a)	3,418,384
100,934	nVent Electric PLC	4,334,106
39,432	Oshkosh Corp	3,279,954
56,663	Owens Corning	5,428,315
40,108	Regal Rexnord Corp	5,644,399
30,182	Ryder System Inc	2,693,442
16,031	Saia Inc(a)	4,361,714
50,147	Silgan Holdings Inc	2,691,389
25,717	Simpson Manufacturing Co Inc	2,819,612
58,781	Sonoco Products Co	3,585,641
Shares		Fair Value
Industrial — (continued)
55,200	Stericycle Inc(a)	$ 2,407,272
25,842	TD SYNNEX Corp	2,501,247
40,585	Terex Corp	1,963,502
32,077	Tetra Tech Inc	4,712,432
39,925	Timken Co	3,262,671
19,319	TopBuild Corp(a)	4,021,057
63,179	Toro Co	7,022,978
66,159	Trex Co Inc(a)	3,219,959
37,126	UFP Industries Inc	2,950,403
26,234	Universal Display Corp	4,069,680
12,900	Valmont Industries Inc	4,118,712
14,032	Vicor Corp(a)	658,662
77,903	Vishay Intertechnology Inc	1,762,166
95,445	Vontier Corp	2,609,466
16,386	Watts Water Technologies Inc Class A	2,758,092
35,454	Werner Enterprises Inc	1,612,802
36,296	Woodward Inc	3,534,142
18,319	Worthington Industries Inc	1,184,323
68,876	XPO Inc(a)	2,197,144
		286,483,783
Technology — 7.86%
69,075	ACI Worldwide Inc(a)	1,863,643
39,695	Allegro MicroSystems Inc(a)	1,904,963
61,739	Amkor Technology Inc	1,606,449
17,541	Aspen Technology Inc(a)	4,014,609
26,492	Blackbaud Inc(a)	1,835,896
14,210	CACI International Inc Class A(a)	4,210,139
33,198	Cirrus Logic Inc(a)	3,631,197
27,374	CommVault Systems Inc(a)	1,553,201
25,552	Concentrix Corp	3,105,846
28,769	Crane NXT Co	3,265,281
130,893	Dynatrace Inc(a)	5,536,774
33,363	Envestnet Inc(a)	1,957,407
19,906	ExlService Holdings Inc(a)	3,221,388
102,193	Genpact Ltd	4,723,360
19,272	IPG Photonics Corp(a)	2,376,430
83,095	KBR Inc	4,574,380
125,987	Kyndryl Holdings Inc(a)	1,859,568
83,099	Lattice Semiconductor Corp(a)	7,935,954
41,102	Lumentum Holdings Inc(a)	2,219,919
30,576	MACOM Technology Solutions Holdings Inc(a)	2,166,004
37,832	Manhattan Associates Inc(a)	5,858,285
36,368	Maximus Inc	2,862,162
34,431	MKS Instruments Inc	3,051,275
82,173	NCR Corp(a)	1,938,461
34,347	Power Integrations Inc	2,907,130
20,740	Qualys Inc(a)	2,696,615
33,249	Science Applications International Corp	3,572,938
19,296	Silicon Laboratories Inc(a)	3,378,537
9,702	SiTime Corp(a)	1,379,915
27,641	Super Micro Computer Inc(a)	2,945,149
23,913	Synaptics Inc(a)	2,657,930

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
60,884	Teradata Corp(a)	$ 2,452,407
75,311	Wolfspeed Inc(a)	4,891,449
66,522	Xerox Holdings Corp	1,024,439
		105,179,100
Utilities — 3.69%
35,137	ALLETE Inc	2,261,769
40,003	Black Hills Corp	2,524,189
144,714	Essential Utilities Inc	6,316,766
65,578	Hawaiian Electric Industries Inc	2,518,195
30,419	IDACORP Inc	3,295,290
55,065	National Fuel Gas Co	3,179,453
57,836	New Jersey Resources Corp	3,076,875
35,515	NorthWestern Corp	2,054,898
121,169	OGE Energy Corp	4,563,225
32,409	ONE Gas Inc	2,567,765
31,850	Ormat Technologies Inc	2,699,925
51,387	PNM Resources Inc	2,501,519
53,438	Portland General Electric Co	2,612,584
39,493	Southwest Gas Holdings Inc	2,466,338
32,266	Spire Inc	2,263,137
126,866	UGI Corp	4,409,862
		49,311,790
TOTAL COMMON STOCK — 97.06% (Cost $1,202,474,467)		$1,298,118,357
GOVERNMENT MONEY MARKET MUTUAL FUNDS
664,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 4.89%(d)	664,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.05% (Cost $664,000)		$664,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.63%
$2,259,752	Undivided interest of 1.52% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $2,259,752 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(c)	2,259,752
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,259,752	Undivided interest of 1.52% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $2,259,752 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(c)	$ 2,259,752
2,259,752	Undivided interest of 1.54% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $2,259,752 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(c)	2,259,752
1,597,456	Undivided interest of 1.84% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $1,597,456 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(c)	1,597,456
TOTAL SHORT TERM INVESTMENTS — 0.63% (Cost $8,376,712)		$8,376,712
TOTAL INVESTMENTS — 97.74% (Cost $1,211,515,179)		$1,307,159,069
OTHER ASSETS & LIABILITIES, NET — 2.26%		$30,213,411
TOTAL NET ASSETS — 100.00%		$1,337,372,480

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2023.
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	153	USD	38,704,410	June 2023	$1,522,622
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 103 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023